Shareholders' Equity - Capital adequacy (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 risk based capital to risk weighted assets (percent)	[1]	10.80%	11.20%
Tier 1 risk based capital to risk weighted assets (percent)	[1]	12.30%	12.20%
Capital to risk weighted assets (percent)	[1]	12.50%	12.50%
Tier 1 leverage capital to average assets (percent)	[1]	6.00%	5.60%
Excess CET1 risk based capital to be adequately capitalized	[2]	$ 10,750
Excess Tier 1 risk based capital to be well capitalized	[3]	10,713
Excess total risk based capital to be well capitalized	[3]	4,294
Excess Tier 1 leverage capital to be adequately capitalized	[2]	$ 6,879
Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 risk based capital required to be well capitalized to risk weighted assets (percent)		6.00%
Capital required to be well capitalized to risk weighted assets (percent)		10.00%
Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	[4]	$ 18,417	$ 18,884
Total Tier 1 capital	[4]	20,936	20,502
Average assets for leverage capital purposes	[4]	351,435	368,140
Common shareholders’ equity | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	[4]	36,067	36,326
Goodwill and intangible assets | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	[4]	(17,295)	(17,111)
Net pension fund assets | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	[4]	(46)	(17)
Total Tier 1 capital	[4]	(70)	(69)
Equity method investments | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	[4]	(296)	(314)
Deferred tax assets | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	[4]	(8)	(4)
Other | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	[4]	(5)	4
Preferred stock | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	[4]	2,552	1,562
Trust preferred securities | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	[4]	74	156
Total Tier 2 capital	[4]	222	156
Disallowed deferred tax assets | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	[4]	(12)	(14)
Other | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	[4]	(25)	(17)
Subordinated debt | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	[4]	149	298
Allowance for credit losses | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	[4]	275	280
Other | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	[4]	(12)	(11)
Basel III Transitional Standardized Approach | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	[4]	634	723
Total capital	[4]	21,570	21,225
Basel III Transitional Standardized Approach | Basel III Transitional Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	[4],[5]	159,893	125,562
Basel III Transitional Advanced Approach | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	[4]	396	456
Total capital	[4]	21,332	20,958
Risk-weighted assets	[4]	170,384	168,280
Basel III Transitional Advanced Approach | Allowance for credit losses | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	[4]	275	280
Basel III Transitional Advanced Approach | Excess of expected credit losses | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	[4]	37	13
Credit Risk | Basel III Transitional Advanced Approach | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	[4]	106,974	120,122
Market Risk | Basel III Transitional Advanced Approach | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	[4]	2,148	3,046
Operational Risk | Basel III Transitional Advanced Approach | Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	[4]	$ 61,262	$ 45,112
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 risk based capital to risk weighted assets (percent)	[1]	11.80%
Tier 1 risk based capital to risk weighted assets (percent)	[1]	12.30%	12.40%
Capital to risk weighted assets (percent)	[1]	12.50%	12.60%
Tier 1 leverage capital to average assets (percent)	[1]	5.90%	5.20%
Excess CET1 risk based capital to be adequately capitalized	[3]	$ 7,333
Excess Tier 1 risk based capital to be well capitalized	[3]	5,837
Excess total risk based capital to be well capitalized	[3]	3,394
Excess Tier 1 leverage capital to be adequately capitalized	[3]	$ 2,464
The Bank of New York Mellon | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 risk based capital required to be well capitalized to risk weighted assets (percent)		8.00%
Capital required to be well capitalized to risk weighted assets (percent)		10.00%
Common Equity Tier One Capital Required to be Well Capitalized to Risk Weighted Assets		6.50%
Tier one leverage capital required to be well capitalized to average assets (percent)		5.00%
CET1 required for capital adequacy to RWA (percent)		4.50%
Tier 1 risk based capital required for capital adequacy to risk weighted assets (percent)		6.00%
Capital required for capital adequacy to risk weighted assets		8.00%
Tier 1 leverage capital required for capital adequacy to average assets (percent)		4.00%

[1]	he CET1, Tier 1 and Total risk-based regulatory capital ratios are based on Basel III components of capital, as phased-in, and the Advanced Approach framework as the related RWA were higher using that framework. The leverage capital ratio is based on Basel III components of capital and quarterly average total assets, as phased-in. For BNY Mellon to qualify as “well capitalized,” its Tier 1 and Total (Tier 1 plus Tier 2) capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1, Total and leverage capital ratios must be at least 6.5%, 8%, 10% and 5%, respectively. For The Bank of New York Mellon to qualify as “adequately capitalized,” it’s CET1, Tier 1, Total and leverage capital ratios must be at least 4.5%, 6%, 8% and 4%, respectively.
[2]	Based on minimum required standards.
[3]	Based on well capitalized standards.
[4]	Reflects transitional adjustments to CET1, Tier 1 capital and Tier 2 capital required in 2015 under the U.S. capital rules.
[5]	RWA under the Standardized Approach at Dec. 31, 2014 was determined using a Basel I-based calculation. Effective Jan. 1, 2015, we implemented the Basel III Standardized Approach which used a broader array of more risk sensitive risk-weighting categories.